Significant capital and funding transactions	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Significant capital and funding transactions

Note 10 Significant capital and funding transactions
Preferred shares
On November 5, 2021, we issued 750 thousand
Non-Cumulative
5-Year
Fixed Rate Reset First Preferred Shares Series BT to certain institutional investors, at a price of $1,000 per share, for total gross proceeds of $750 million. For the initial five year period to the earliest redemption date of February 24, 2027, the shares pay semi-annual cash dividends, if declared, at a rate of 4.2% per annum. The dividend rate will reset on the earliest redemption date and every fifth year thereafter at a rate equal to the
5-year
Government of Canada bond yield plus a premium of 2.71%. Subject to the consent of the Office of the Superintendent of Financial Institutions (OSFI) and the requirements of the
Bank Act
(Canada), we may redeem the Series BT Preferred Shares in whole or in part at a price per share of $1,000 on the earliest redemption date and every fifth year thereafter. The shares include non-viability
contingency capital (NVCC) provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III.
On February 24, 2022, we redeemed all 6 million
Non-Cumulative
First Preferred Shares Series BJ, at a price of $25.75 per share.
Subordinated debentures
On January 25, 2022, we issued $1,000 million of NVCC subordinated debentures. The notes bear interest at a fixed rate of 2.94% per annum until
May 3, 2027, and at the three-month Canadian Dollar Offered Rate plus 0.76% thereafter until their maturity on May 3, 2032.
Common shares issued
(1)

	For the three months ended
	July 31, 2022		July 31, 2021
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	100	$8	311	$24
Purchased for cancellation (3)	(10,445)	(129)	–	–
	(10,345)	$(121)	311	$24

	For the nine months ended
	July 31, 2022		July 31, 2021
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	612	$50	1,131	$85
Purchased for cancellation (3)	(33,016)	(411)	–	–
	(32,404)	$(361)	1,131	$85

(1)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three and nine months ended July 31, 2022 and July 31, 2021, our DRIP’s requirements were satisfied through open market share purchases.
(2)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(3)	During the three months ended July 31, 2022, we purchased for cancellation common shares at a total fair value of $1,338 million (average cost of
 $128.20 per share), with a book value of $129 million (book value of $12.47 per share).
During the nine months ended July 31, 2022, we purchased for cancellation common shares at a total fair value of
$4,444 million (average cost of $134.60 per share), with a book value of $411 million (book value of $12.46 per share). During the three and nine months ended July 31, 2021, we did not purchase for cancellation any common shares.